Note 3 - Significant Accounting Judgements and Estimates (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Total provisions	$ 3,066	$ 3,818	$ 3,932	$ 2,758
Deferred tax assets for unused tax losses	800	$ 1,005	$ 1,005	$ 1,585
Litigation provision [member]
Statement Line Items [Line Items]
Total provisions	$ 1,100